Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 323,109,178		¥ 350,891,994		$ 49,660,971
Total liabilities	819,445,350		806,175,318		125,946,444
Net loss	(175,292,083)	$ (26,941,900)	(676,671,777)	¥ (384,634,060)
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
Variable Interest Entity [Line Items]
Total assets	99,468,575		111,978,182		15,288,041
Total liabilities	335,667,587		328,689,556		$ 51,591,163
Net Revenue	19,995,118	3,073,193	38,445,435	34,390,944
Net loss	¥ (71,839,112)	$ (11,041,469)	¥ (80,050,853)	¥ (95,285,846)